Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2024
Prospectus Date	rr_ProspectusDate	Nov. 28, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A